UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

Annual Report of Proxy Voting Record of

Registered Management Investment Company

Investment Company Act File Number: 811-05104

Capital World Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: July 1, 2018 - June 30, 2019

Steven I. Koszalka

Capital World Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Proxy Voting Record

FORM N-PX

ICA File Number:  811-05104

Registrant Name:  Capital World Bond Fund

Reporting Period:  07/01/2018 - 06/30/2019

Capital World Bond Fund

ADVANZ PHARMA CORP. Meeting Date: JUN 17, 2019 Record Date: MAY 10, 2019 Meeting Type: ANNUAL
Ticker: ADVZ Security ID: 00775M104
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1a	Elect Director Randall Benson	Management	For	For
1b	Elect Director Frances Cloud	Management	For	For
1c	Elect Director Maurice Chagnaud	Management	For	For
1d	Elect Director Graeme Duncan	Management	For	For
1e	Elect Director Barry Fishman	Management	For	For
2	Approve PricewaterhouseCoopers LLP as Auditors and Authorize Board to Fix Their Remuneration	Management	For	For

CONCORDIA INTERNATIONAL CORP. Meeting Date: NOV 29, 2018 Record Date: OCT 30, 2018 Meeting Type: SPECIAL
Ticker: CXR Security ID: 20653P409
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Change Company Name to Advanz Pharma Corp.	Management	For	For

NBCUNIVERSAL ENTERPRISE, INC. Meeting Date: MAY 23, 2019 Record Date: APR 05, 2019 Meeting Type: ANNUAL
Ticker: Security ID: 63946CAE8
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Elect Director Bernard C. Watson	Management	For	For

END NPX REPORT

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND

(Registrant)

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: August 28, 2019